Purchased, outsourced and other costs	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Purchased, outsourced and other costs
9. Purchased, outsourced and other costs
The following table provides a breakdown for purchased, outsourced and other costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Outsourcing of production	(85,763)	(53,402)	(59,411)
Advertising and marketing expenses	(76,618)	(57,224)	(47,467)
Freight, insurance and selling expenses	(74,161)	(49,241)	(55,905)
Lease expenses	(61,730)	(56,345)	(32,755)
Consultancy fees and corporate bodies fees	(60,633)	(75,737)	(33,706)
Utilities	(33,288)	(26,710)	(22,423)
Maintenance costs	(19,822)	(14,610)	(14,993)
Royalties	(4,158)	(4,258)	(5,982)
Other services	(21,755)	(16,102)	(14,284)
Total purchased, outsourced and other costs	(437,928)	(353,629)	(286,926)
Consultancy fees and corporate body fees for the year ended December 31, 2022 include legal costs of €7,532 thousand incurred by the Thom Browne Segment in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. Consultancy fees and corporate bodies fees for the year ended December 31, 2021 include €34,092 thousand for bank services, legal advisors and other consultancy services relating to the Business Combination. See Note 1 — General information for a description of the Business Combination.
Other services mainly include costs for postal services, telephone and communication, training and other external services.
The following table provides a breakdown for lease expenses:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Rent reductions	7,194	12,877	24,931
Variable lease payments	(61,099)	(63,421)	(54,665)
Expenses relating to short-term leases	(7,715)	(5,697)	(2,260)
Expenses relating to low value leases	(110)	(104)	(761)
Total lease expenses	(61,730)	(56,345)	(32,755)
The Group’s variable lease payments are typically linked to sales without a guaranteed minimum.
Lease expenses in 2022, 2021 and 2020 are recognized net of rent reductions from lessors of €7,194 thousand, €12,877 thousand and €24,931 thousand, respectively, primarily as a result of the COVID-19 pandemic and in accordance with specific amendments to IFRS 16 that were applicable until June 30, 2022.
For lease payments not required to be capitalized as right-of-use assets under IFRS 16 (short term and low value leases), the costs are recognized as the lease expenses are incurred.